Prudential Day One 2055 Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 52.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	37,125	$415,052
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	112,901	1,979,160
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	81,253	736,963
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	83,415	1,312,959
		4,444,134
Fixed Income — 11.1%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	46,894	336,696
PGIM TIPS Fund (Class R6)	12,441	100,524
PGIM Total Return Bond Fund (Class R6)	45,160	503,984
		941,204
International Equity — 36.2%
PGIM Global Real Estate Fund (Class R6)	26,300	426,323
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	69,913	711,719
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	158,115	1,917,937
		3,055,979

Total Long-Term Investments (cost $7,614,477)		8,441,317

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,984)	5,984	5,984

TOTAL INVESTMENTS 100.0% (cost $7,620,461)(wa)		8,447,301
Other assets in excess of liabilities 0.0%		734

Net Assets 100.0%		$8,448,035

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds